Remuneration of Key Management Personnel - Schedule of Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee	$ 789	$ 829	$ 406
Bonus	1,180	100	148
Salary	131		379
Share based payments	1,091	758	(1,946)
G. Cerrone [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee	673	717	296
Bonus	1,180	100	148
Salary
Share based payments	901	562
Ivor Elrifi [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee
Bonus
Salary	131
Share based payments
Willy Simon [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee	58	56	55
Bonus
Salary
Share based payments	95	98	83
J Brancaccio [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee	58	56	55
Bonus
Salary
Share based payments	95	98	83
K. Shailubhai [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee
Bonus
Salary			379
Share based payments			(145)
T Adams [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Directors’ fee
Bonus
Salary
Share based payments			$ (1,967)